Other Financial Information (Summary Of Changes In Operating Working Capital) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Financial Information [Abstract]
Accounts receivable	$ (19,160)	$ 140,642	$ 331,679	$ (171,115)	$ 244,828
Inventories	90,155	57,796	20,532	(29,784)	20,181
Prepaid expenses	(253)	117	(6,623)	(3,187)	(1,391)
Deferred income tax assets					3,128
Accounts payable and accrued liabilities	53,990	(146,011)	(272,371)	230,704	(452,491)
Income taxes payable	(40,626)	3,654	7,276	4,396	(96,533)
Current deferred income tax liabilities	646	(993)	(5,628)	1,539	11,232
Net decrease (increase) in noncash operating working capital	$ 84,752	$ 55,205	$ 74,865	$ 32,553	$ (271,046)